INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2025
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 9 — INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of
	December 31, 2024	June 30, 2025
Patent	$246,600	$251,280
Software	41,319	42,103
Less: accumulated amortization	(271,391)	(280,752)
Intangible assets, net	$16,528	$12,631

The amortization expense was $4,180 and $4,159 for the six months ended June 30, 2024 and 2025, respectively. Estimated future amortization expense is as follows:

Amortization
Years ending December 31,	expense
2025	4,210
2026	8,421
Total	$12,631

No impairment loss was recognized for six months ended June 30, 2024 and 2025.